UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2016 (Unaudited)
Shares		Value

Closed-End Funds — 94.6%
ENERGY LIMITED PARTNERSHIP — 4.3%
2,700	Fiduciary/Claymore MLP Opportunity Fund	$29,619
850	Tortoise Energy Infrastructure Corp.	20,910
		50,529
EQUITY ENERGY — 2.5%
2,300	BlackRock Energy and Resources Trust	29,900
		29,900
GLOBAL REAL ESTATE — 4.7%
4,300	Alpine Global Premier Properties Fund	24,037
4,000	CBRE Clarion Global Real Estate Income Fund	31,240
		55,277
HEALTH — 10.1%
1,700	Tekla Healthcare Investors	40,800
2,700	Tekla Healthcare Opportunities Fund	42,957
2,000	Tekla Life Sciences Investors	35,880
		119,637
LARGE BLEND — 16.3%
8,400	Gabelli Equity Trust, Inc.	45,612
1,600	General American Investors Co., Inc.	49,968
9,600	Liberty All Star Equity Fund	47,712
3,450	Nuveen Dow 30sm Dynamic Overwrite Fund	48,679
		191,971
LARGE GROWTH — 4.0%
5,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	47,400
		47,400
LARGE VALUE — 10.3%
6,000	BlackRock Enhanced Equity Dividend Trust	45,240
3,800	Boulder Growth & Income Fund, Inc.	29,830
2,522	Gabelli Dividend & Income Trust (The)	46,607
		121,677
MISCELLANEOUS REGION — 1.4%
950	Mexico Fund, Inc. (The)	17,015
		17,015
MODERATE ALLOCATION — 3.7%
2,300	Eaton Vance Tax-Advantaged Dividend Income Fund	44,137
		44,137

Shares		Value
NATURAL RESOURCES — 4.6%
3,600	BlackRock Resources & Commodities Strategy Trust	$25,956
5,000	GAMCO Global Gold Natural Resources & Income Trust	28,200
		54,156
REAL ESTATE — 2.8%
3,000	Nuveen Real Estate Income Fund	32,520
		32,520
TECHNOLOGY — 8.6%
2,950	Blackrock Science & Technology Trust	50,150
2,750	Nuveen NASDAQ 100 Dynamic Overwrite Fund	50,792
		100,942
UTILITIES — 8.1%
1,800	BlackRock Utility and Infrastructure Trust	33,336
1,600	Cohen & Steers Infrastructure Fund, Inc.	31,696
1,900	Duff & Phelps Global Utility Income Fund, Inc.	30,229
		95,261
WORLD ALLOCATION — 7.2%
2,000	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	43,180
7,000	Wells Fargo Global Dividend Opportunity Fund	41,790
		84,970
WORLD STOCKS — 6.0%
4,350	Alpine Total Dynamic Dividend Fund	32,625
5,400	Voya Global Equity Dividend and Premium Opportunity Fund	38,286
		70,911
	Total Closed-End Funds (Cost $1,129,229)	1,116,303

Exchange-Traded Funds — 7.8%
FINANCIAL — 3.2%
465	iShares U.S. Financial Services ETF	37,739
		37,739
HEALTH — 2.5%
115	iShares Nasdaq Biotechnology ETF	29,993
		29,993
TECHNOLOGY — 2.1%
225	iShares US Technology ETF	24,415
		24,415
Total Exchange-Traded Funds (Cost $95,884)		92,147

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Value
Short-Term Investment — 8.8%

Money Market Fund — 8.8%
103,200	State Street Institutional Liquid Reserves Fund	$103,200

Total Short-Term Investments (Cost $103,200)	103,200

Total Investments — 111.2% (Cost $1,328,313)	$1,311,650

Excess Of Liabilities Over Cash And Other Assets — (11.2)%	(131,917)
Net Assets (1) —100.0%	$1,179,733
Net Asset Value Per Outstanding Share ($1,179,733 ÷ 127,749 shares outstanding)	$9.23

(1)	For federal income tax purposes, the aggregate cost was $1,328,313, aggregate gross unrealized appreciation was $21,216, aggregate gross unrealized depreciation was $37,879 and the net unrealized depreciation was $16,663.

ETF	Exchange Traded Fund.

MLP	Master Limited Partnership.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$1,116,303	$-	$-	$1,116,303
Exchange-Traded Funds*	92,147	-	-	92,147
Short-Term Investment	103,200	-	-	103,200
Total Investments in Securities	$1,311,650	$-	$-	$1,311,650

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016